Leases - Schedule of Financing Lease Right-of-use Assets and Liabilities (Details) (10-K) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Finance lease right-of use assets	$ 41	$ 80
Less depreciation of Finance lease right-of-use assets	(10)	(39)
Finance lease right-of use assets	31	41
Finance lease liabilities	41	86
Less principal payments on finance lease liabilities		(45)
Finance lease liabilities	33	41
Less non-current portion	(9)	(20)
Current portion at December 31, 2019	$ 24	$ 21